Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
	As at December 31,
	2023	2022
	$ Thousands
	Carrying amount
Cash and cash equivalents	696,838	535,171
Short-term and long-term deposits and restricted cash	16,769	61,136
Trade receivables and other assets	189,001	122,797
Short-term and long-term derivative instruments	-	16,730
Other investments	215,797	344,780
	1,118,405	1,080,614

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
	As at December 31,
	2023	2022
	$ Thousands
Israel	55,865	67,177
United States	12,129	6,723
	67,994	73,900

Schedule of Aging of Trade Receivables
	As at December 31
	2023	2022
	$ Thousands
Not past due nor impaired	67,994	73,900

Schedule of f debt securities
	ECL on other investments
	2023	2022	2021
	$ Thousands
Balance as at 1 January	732	-	-
Impairment loss on debt securities at FVOCI	642	732	-
Balance as at 31 December	1,374	732	-

Schedule of Anticipated Repayment Dates of the Financial Liabilities
	As at December 31, 2023
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	70,661	70,661	70,661	-	-	-
Other current liabilities	84,656	84,656	84,656	-	-	-
Lease liabilities including interest payable *	61,428	140,049	4,725	4,856	12,923	117,545
Debentures (including interest payable) *	511,030	559,419	65,669	68,921	313,293	111,536
Loans from banks and others including interest *	1,023,916	1,316,647	173,743	100,209	375,479	667,216

	1,751,691	2,171,432	399,454	173,986	701,695	896,297

* Includes current portion of long-term liabilities.
	As at December 31, 2022
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	95,036	95,036	95,036	-	-	-
Other current liabilities	17,681	17,681	17,681	-	-	-
Lease liabilities including interest payable *	37,570	46,938	17,812	2,855	6,756	19,515
Debentures (including interest payable) *	526,771	588,997	22,413	66,467	223,939	276,178
Loans from banks and others including interest *	640,348	793,946	44,142	74,438	172,343	503,023

	1,317,406	1,542,598	197,084	143,760	403,038	798,716

*	Includes current portion of long-term liabilities.

Schedule of Exposure Foreign Currency Risk Non Hedging Derivative Financial Instruments Explanatory
	As at December 31, 2023
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	5,762	21,066	2024	(175)
	As at December 31, 2023
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	2,622	9,498	2024	4

	As at December 31, 2022
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	5,566	18,912	2023	641

Schedule of Detailed Information About Exposure To Index Risk With Respect To Derivative Instruments Explanatory
	As at December 31, 2023
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	81,051	10,268

	As at December 31, 2022
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	89,619	9,353

Schedule of Detailed Information About Exposure To Cpi And Foreign Currency Risks Explanatory
	As at December 31, 2023
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	91,247	-	2,263
Short-term deposits and restricted cash	15,218	-	-
Trade receivables	55,865	-	-
Other current assets	10,841	-	72
Total financial assets	173,171	-	2,335

Trade payables	28,479	-	1,633
Other current liabilities	7,545	4,680	116
Loans from banks and others and debentures	779,808	413,811	-
Total financial liabilities	815,832	418,491	1,749

Total non-derivative financial instruments, net	(642,661)	(418,491)	586
Derivative instruments	-	10,268	-
Net exposure	(642,661)	(408,223)	586

	As at December 31, 2022
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	165,186	-	1,102
Short-term deposits and restricted cash	35,695	-	-
Trade receivables	10,007	-	-
Other current assets	58,006	-	212
Long-term deposits and restricted cash	15,146	-	-
Total financial assets	284,040	-	1,314

Trade payables	36,669	-	14,734
Other current liabilities	20,930	5,494	640
Loans from banks and others and debentures	583,651	414,071	-
Total financial liabilities	641,250	419,565	15,374

Total non-derivative financial instruments, net	(357,210)	(419,565)	(14,060)
Derivative instruments	-	9,353	-
Net exposure	(357,210)	(410,212)	(14,060)

Schedule of Sensitivity Analysis

	As at December 31, 2023
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	1,208	604	(604)	(1,208)
Shekel/EUR	43	22	(22)	(43)
dollar/EUR	(15,855)	(7,928)	7,928	15,855

	As at December 31, 2023
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(6,114)	(3,058)	3,058	6,114

	As at December 31, 2022
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(7,375)	(3,687)	3,687	7,375
Shekel/EUR	(1,094)	(547)	547	1,094

	As at December 31, 2022
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(6,306)	(3,153)	3,153	6,306

Schedule of Type of Interest Borne by Financial Instruments
	As at December 31,
	2023	2022
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	311,951	549,467
Financial liabilities	(864,953)	(837,698)
	(553,002)	(288,231)

Variable rate instruments
Financial assets	54,408	4,827
Financial liabilities	(665,080)	(324,887)
	(610,672)	(320,060)

Schedule of Detailed Information About Increased Decreased Profit And Loss Before Tax By Amounts Explanatory
	As at December 31, 2023
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(6,107)	6,107

	As at December 31, 2022
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(3,201)	3,201

Schedule of sensitive analysis for change in LIBOR interest rate
	As at December 31, 2023
	1.5% decrease	1.0% decrease	1.0% increase	1.5% increase
	$ Thousands

Long-term loans (SOFR)	(2,538)	(1,691)	1,691	2,538
Interest rate swaps (SOFR)	1,555	1,036	(1,036)	(1,555)

Schedule of derivative financial instruments used for hedging
	As at December 31, 2023
	Linkage receivable	Interest rate	Expiration date	Amount of the linked reserve	Fair value
				$ Thousands

Interest rate swaps	USD SOFR interest	0.83%-4.0%	2030-2041	185,478	4,138

Schedule of Carrying Amount and Fair Value of Financial Instrument Groups
	As at December 31, 2023
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	511,030	485,196
Long-term loans from banks and others (excluding interest)	898,546	906,911
Loans from non-controlling interests	125,252	127,960

	As at December 31, 2022
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	526,771	492,714
Long-term loans from banks and others (excluding interest)	516,195	528,011
Loans from non-controlling interests	124,153	113,673

Schedule of Detailed Information About Valuation Techniques Used In Measuring Level 2 Fair Values Explanatory
Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment (Qoros)	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows.	The likelihood of expected cash flows.	The estimated fair value would increase if the likelihood of expected cash flows increase.